                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE SHORT TERM CASH FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (7.2%)
                                              AMOUNT
                                 EFFECTIVE  PAYABLE AT
ISSUER                             YIELD     MATURITY                 VALUE(A)
Bank of Montreal Chicago Branch
  04-21-08                         5.15%    $75,000,000(b)         $75,000,000
Calyon
  11-01-07                         4.85      73,400,000             73,400,000
Credit Suisse (NY Branch)
  10-03-08                         5.32      75,000,000(b)          74,986,113
------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $223,386,113)                                              $223,386,113
------------------------------------------------------------------------------

FLOATING RATE NOTES (13.8%)(b)
                                              AMOUNT
                                 EFFECTIVE  PAYABLE AT
ISSUER                             YIELD     MATURITY                 VALUE(A)
American Honda Finance
  01-28-08                         4.97%    $75,000,000            $75,000,000
Bank of Ireland
  09-12-08                         5.36      67,000,000             67,000,000
Lehman Brothers Holdings
  09-26-08                         5.49      50,000,000             50,000,000
Merrill Lynch & Co
  11-17-08                         5.18      75,000,000             75,000,000
Metlife Global Funding I
  09-24-08                         4.99      90,000,000             90,000,000
Wells Fargo & Co
  11-17-08                         5.08      70,000,000             70,000,000
------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $427,000,000)                                              $427,000,000
------------------------------------------------------------------------------

COMMERCIAL PAPER (84.0%)
                                              AMOUNT
                                 EFFECTIVE  PAYABLE AT
ISSUER                             YIELD     MATURITY                 VALUE(A)
ASSET-BACKED (32.7%)
Alpine Securitization
  11-01-07                         5.02%    $37,000,000(c)         $37,000,000
Amsterdam Funding
  11-14-07                         4.84     100,000,000(c)          99,814,750
BA Credit Card Trust
  11-05-07                         4.26      45,000,000(c)          44,973,750
  11-26-07                         5.10      55,000,000(c)          54,801,007

COMMERCIAL PAPER (CONTINUED)
                                              AMOUNT
                                 EFFECTIVE  PAYABLE AT
ISSUER                             YIELD     MATURITY                 VALUE(A)
ASSET-BACKED (CONT.)
Chariot Funding LLC
  11-13-07                         4.80%    $100,000,000(c)        $99,829,333
Citibank Credit Card Issue Trust
 (Dakota Nts)
  11-01-07                         5.30      45,900,000(c)          45,900,000
  11-07-07                         4.55      50,000,000(c)          49,956,417
Cullinan Finance
  11-21-07                         5.06      53,000,000(d)          52,846,006
Fairway Finance LLC
  11-13-07                         4.60     100,000,000(c)          99,836,499
Falcon Asset Securitization LLC
  11-13-07                         4.52      50,000,000(c)          49,919,667
Gemini Securitization
  11-19-07                         4.93      50,000,000(c)          49,872,000
  01-18-08                         5.05      50,000,000(c)          49,459,417
Park Avenue Receivables LLC
  11-01-07                         5.02      20,000,000             20,000,000
Sheffield Receivables
  11-02-07                         2.64      40,000,000(c)          39,994,222
Thames Asset Global Securities #1
  12-07-07                         5.12      50,000,000(c)          49,742,000
Thunder Bay Funding LLC
  11-13-07                         4.58      33,999,000(c)          33,943,582
  01-17-08                         5.16      32,969,000(c)          32,609,363
Windmill Funding
  11-16-07                         4.89     100,000,000(c)          99,786,250
                                                               ---------------
Total                                                            1,010,284,263
------------------------------------------------------------------------------

BANKING (38.0%)
Abbey National North America LLC
  11-01-07                         4.88      91,500,000             91,500,000
ABN AMRO North America Finance
  12-05-07                         4.85      67,000,000             66,689,939
Bank of Ireland
  01-22-08                         5.07      75,000,000(c)          74,145,833
Bank of Nova Scotia
  11-20-07                         4.60     100,000,000             99,748,777
Barclays US Funding
  01-11-08                         5.20      50,000,000             49,492,153
  01-15-08                         5.16      50,000,000             49,468,750
DEPFA Bank
  11-20-07                         4.79      40,000,000(c)          39,895,289
  11-27-07                         4.72      50,000,000(c)          49,825,944

COMMERCIAL PAPER (CONTINUED)
                                              AMOUNT
                                 EFFECTIVE  PAYABLE AT
ISSUER                             YIELD     MATURITY                 VALUE(A)
BANKING (CONT.)
Deutsche Bank Financial LLC
  11-01-07                         4.84%    $75,000,000            $75,000,000
ING (US) Funding LLC
  12-10-07                         4.98      40,000,000             39,782,900
  12-12-07                         4.99      60,000,000             59,657,650
JPMorgan Chase & Co
  12-14-07                         4.93     100,000,000             99,408,750
Royal Bank of Scotland
  12-11-07                         5.02     100,000,000             99,438,889
  12-17-07                         4.93      30,000,000             29,810,633
Skandinaviska Enskilda Banken
  11-05-07                         4.02      75,000,000(c)          74,958,750
  01-14-08                         5.18      50,000,000(c)          49,473,264
Swedbank
  12-18-07                         4.87     100,000,000             99,363,542
  01-14-08                         5.18      25,000,000             24,736,632
                                                               ---------------
Total                                                            1,172,397,695
------------------------------------------------------------------------------

BROKERAGE (4.5%)
Merrill Lynch & Co
  12-03-07                         4.77      40,000,000             39,828,267
Morgan Stanley
  11-15-07                         4.82      50,000,000             49,901,221
  01-29-08                         5.62      50,000,000             49,316,431
                                                               ---------------
Total                                                              139,045,919
------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (8.8%)
BNP Paribas Finance
  11-01-07                         4.97      91,500,000             91,500,000
Dexia Delaware LLC
  11-15-07                         4.69     100,000,000             99,807,695
Toronto Dominion Holdings USA
  11-06-07                         4.10      80,000,000(c)          79,946,111
                                                               ---------------
Total                                                              271,253,806
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $2,592,981,683)                                          $2,592,981,683
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,243,367,796)(e)                                       $3,243,367,796
==============================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $1,305,683,448 or 42.3% of net assets.

(d)  Denotes investment in structured investment vehicles ("SIVs").

     In the third and fourth calendar quarters of 2007 structured investment vehicles ("SIVs") have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity in the markets for the collateral underlying these investment structures. As of Oct. 31, 2007, on an aggregate basis, 1% of the Fund's total net assets were invested in a single SIV holding: Cullinan Finance. Subsequent to Oct. 31, 2007, the Fund's holding in Cullinan Finance matured and all interest and principal payments were received by the Fund on a timely basis.

(e) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007